Financial Risk Management and Fair Values of Financial Instruments - Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows (Details) - Liquidity Risk [Member]	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables	RM 14,089,238	$ 3,152,307		$ 2,403,407
Other payables	3,105,476	694,815		1,213,527
Amounts due to related parties	4,001,850	895,370		3,404,046
Bank borrowing	53,029	11,865		67,086
Redeemable convertible preference shares	9,912,049	2,217,710		6,942,953
Lease liabilities	2,493,310	557,850		2,217,028
Total lease liabilities	33,654,952	$ 7,529,917		$ 16,248,047
Within 1 Year [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables	14,089,238		RM 2,403,407
Other payables	3,105,476		1,213,527
Amounts due to related parties	4,010,937		2,068,306
Bank borrowing	16,347		18,970
Redeemable convertible preference shares	4,622,304		1,009,074
Lease liabilities	629,136		485,136
Total lease liabilities	26,473,438		7,198,420
More Than 1 Year [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables
Other payables
Amounts due to related parties			1,372,087
Bank borrowing	16,260		16,260
Redeemable convertible preference shares	7,083,959		7,747,653
Lease liabilities	689,248		485,136
Total lease liabilities	7,789,467		9,621,136
More Than 2 Years [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables
Other payables
Amounts due to related parties
Bank borrowing	27,048		43,308
Redeemable convertible preference shares
Lease liabilities	1,805,975		1,686,256
Total lease liabilities	1,833,023		1,729,564
More Than 5 Years [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables
Other payables
Amounts due to related parties
Bank borrowing
Redeemable convertible preference shares
Lease liabilities			261,768
Total lease liabilities			261,768
Total [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables	14,089,238		2,403,407
Other payables	3,105,476		1,213,527
Amounts due to related parties	4,010,937		3,440,393
Bank borrowing	59,655		78,538
Redeemable convertible preference shares	11,706,263		8,756,727
Lease liabilities	3,124,359		2,918,296
Total lease liabilities	RM 36,095,928		RM 18,810,888